Dec. 01, 2015
Guggenheim Multi-Asset Income Index ETF
CLAYMORE EXCHANGE-TRADED FUND TRUST Guggenheim Multi-Asset Income ETF Supplement to the currently effective Summary Prospectus and Prospectus for the above-listed fund (the “Fund”):
The fourth sentence of the first paragraph in the “Principal Investment Strategies” section of the Summary Prospectus is hereby deleted and replaced with the following:

The universe of securities within the Index includes U.S. listed common stocks and American depositary receipts (“ADRs”) paying dividends, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), closed-end funds and traditional preferred stocks.

The “Canadian Royalty Trust Risk” subsection in the “Principal Investment Risks” section of the Summary Prospectus is hereby deleted in its entirety.

The fourth sentence of the first paragraph in the “Principal Investment Strategies” subsection in the Fund’s “Summary Information” section of the Prospectus is hereby deleted and replaced with the following:

The universe of securities within the Index includes U.S. listed common stocks and American depositary receipts (“ADRs”) paying dividends, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), closed-end funds and traditional preferred stocks.

The “Principal Investment Risks-Canadian Royalty Trust Risk” subsection in the Fund’s “Summary Information” section of the Prospectus is hereby deleted in its entirety.